Accounts and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2017
Accounts and Other Receivables [Abstract]
Schedule Of Accounts And Other Receivables [Text Block]
	December 31 2017	December 31 2016

Trade receivables	$1,988	$2,760
Interest and other	99	179
Less: allowance for doubtful accounts	(1)	(1)

	$2,086	$2,938